Statement of Cash Flows (unaudited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (1,581,164)	$ (2,770,958)	$ (4,778,541)	$ (1,983,822)
Adjustments to reconcile net loss to cash used in operating activities:
Amortization of intangible assets	51,546	29,685	174,735	21,539
Depreciation of fixed assets	123,320	79,940	55,571	35,262
Share based compensation	(204,755)	1,164,400	(1,755,661)	342,864
Share based interest expense		4,884	4,884
Shares issued for Consulting Services				38,854
Interest satisfied with stock conversion				7,102
Goodwill written off on acquisition of subsidiary				58,027
Net loss as adjusted for non-cash items	(1,201,543)	(1,492,049)	(2,787,690)	(1,480,174)
Changes in assets and liabilities:
Accounts receivable	141,390	(29,592)	(237,294)	(40,032)
Inventory	(145,473)	(14,467)	(131,872)	3,908
Prepaid expenses	177,296	(187,517)	(412,254)	(39,262)
Security deposit		1,047	(43,970)	(9,949)
Accounts payable	(18,567)	116,485	62,560	(247,163)
Accounts payable satisfied with common stock				14,025
Accrued interest	63,448	57,459	21,191	34,088
Accrued liabilities	218,114	102,909	349,906	294,306
Other current liabilities	51,891	56,535	(15,911)	19,983
Cash used in operating activities	(713,444)	(1,389,190)	(3,195,334)	(1,450,270)
Cash flows provided by / (used in) investing activities:
Purchase of fixed assets	(17,635)	(16,071)	(61,995)	(21,521)
Purchase of website		(3,360)	(3,360)
Acquisition of subsidiary	(153,641)			(898,017)
Acquisition of patents	(16,077)	(56,435)	(110,406)	(8,575)
Cash provided by / (used in) investing activities	(187,353)	(75,866)	(175,761)	(928,113)
Cash flows from financing activities:
Proceeds from issuance of Common Stock, net	120,000	889,000	889,443	1,434,500
Proceeds from issuance of Preferred Stock - Series B, net		2,218,200		140,000
Proceeds from issuance of Preferred Stock - Series C, net			3,021,700
Purchase of shares into Treasury Stock	(1,033)
Proceeds from Notes Payable	15,863	530,576	543,105	1,276,500
Repayment of Notes Payable	(26,528)	(81,582)	(280,822)	(361,500)
Cash provided by financing activities	108,302	3,556,194	4,173,426	2,489,500
Effect of exchange rate changes on cash	11,311	(11,603)	21,429	3,193
Net increase (decrease) in cash	(781,184)	2,079,535	823,760	114,310
Cash at beginning of period	950,841	127,081	127,081	12,771
Cash at end of period	169,657	2,206,616	950,841	127,081
Supplemental Disclosures of Cash Flow information:
Interest paid:	197		1,686
Taxes paid		542		2,248
Non-Cash Transactions:
Warrants, options and common stock issued for acquisition of subsidiary	287,000
Deferred consideration payable	156,150
Warrants, options and common stock issued for debt financing		$ 40,000	$ 41,190	$ 803,690